Debt Obligations, Collateralized Debt Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Obligations
Loss on termination of swaps	$ 4,630
CDO III debt
Debt Obligations
Loss on termination of swaps	$ 4,600